As filed with the Securities and Exchange Commission on March 31, 2008

Registration No. 33-13954
811-5141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 71        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

Amendment No. 72       [X]

(Check appropriate box or boxes)

Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:       (949) 219-6767

Robin S. Yonis
Vice President and General Counsel Fund Advisor
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

     [   ]  immediately upon filing pursuant to paragraph (b)

     [X]  on April 30, 2008 pursuant to paragraph (b)

     [   ]  60 days after filing pursuant to paragraph (a)(1)

     [   ]  on (date) pursuant to paragraph (a)(1)

     [   ]  75 days after filing pursuant to paragraph (a)(2)

     [   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 71 to the Registration Statement for Pacific Select Fund (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 70. PEA No. 70 was filed pursuant to Rule 485(a)(2) on January 18, 2008 for purposes of adding one new portfolio, the Long/Short Large-Cap Portfolio. PEA No. 70 was scheduled to become effective on April 2, 2008. Accordingly, the contents of PEA No. 70, consisting of Part A (the Pacific Select Fund prospectus), Part B (the Pacific Select Fund Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 71 is intended to become effective on April 30, 2008.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 31st day of March, 2008.

PACIFIC SELECT FUND

By:

Mary Ann Brown* President

*By:	/s/ Robin S. Yonis

Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 71 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

James T. Morris*	Chairman, Chief Executive Officer and Trustee (Principal Executive Officer)	March 31, 2008
Mary Ann Brown*	President	March 31, 2008
Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	March 31, 2008
Gale K. Caruso*	Trustee	March 31, 2008
Lucie H. Moore*	Trustee	March 31, 2008
G. Thomas Willis*	Trustee	March 31, 2008
Frederick L. Blackmon*	Trustee	March 31, 2008
Nooruddin S. Veerjee*	Trustee	March 31, 2008
/s/ ROBIN S. YONIS		March 31, 2008
* Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Select Fund
Power of Attorney

The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.

The undersigned Trustees and officers of the Pacific Funds hereby execute this Power of Attorney effective the 20th day of March, 2008.

NAME	TITLE

/s/ James T. Morris James T. Morris	Chairman, Chief Executive Officer and Trustee

/s/ Mary Ann Brown Mary Ann Brown	President

/s/ Brian D. Klemens Brian D. Klemens	Vice President and Treasurer

/s/ Frederick L. Blackmon Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore Lucie H. Moore	Trustee

/s/ G. Thomas Willis G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso Gale K. Caruso	Trustee